SSgA FUNDS
                                  909 A STREET
                                TACOMA, WA 98402
                                  206-627-7001
                                FAX 206-596-3286



January 1, 1997                                      VIA ELECTRONIC DELIVERY
                                                     -----------------------


Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C.  20549


RE:               SSgA Funds
                  Rule 497(j) Certification to
                  Post-Effective Amendment No. 39 Under the 1933 Act File No. 33-19229
                           811-5430

Ladies and Gentlemen:

I serve as Legal Counsel to SSgA Funds (the "Investment Company"). I also serve as an officer of the Investment Company. I serve in similar capacities with the Investment Company's administrator, Frank Russell Investment Management Company, and other affiliated companies.

As Legal Counsel, I have reviewed the Investment Company's Post-Effective Amendment No. 39 to the Investment Company's Registration Statement. I hereby certify that the form of prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 39 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 39 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on December 27, 1996.


                                       Very truly yours,


                                      /s/ Deedra S. Walkey

                                          Deedra S. Walkey
                                          Assistant Secretary and
                                           Associate General Counsel